Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

(14)        Commitments and contingencies

Subscription agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of John F. Nemelka, a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber has agreed to purchase from the Company, and the Company has agreed to sell and issue, a total of 4,000,000 shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”). The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price shall be payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”). The Subscriber may make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber shall, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment shall be due within thirty (30) days of the demand. There is no limit on the number of demands that the Company may make pursuant to this provision of the Subscription Agreement, provided, however, that in no event shall the Company provide more than one notice of demand for payment in any thirty (30) day period.

As of December 31, 2013 and 2012, respectively, the Subscriber had paid the Company $100,000 and $25,000 and was issued 400,000 and 100,000 shares of unregistered common stock of the Company. The Company will record the additional $900,000 and issue the corresponding 3,600,000 shares of common stock in the periods in which the Purchase Price is received.

Operating Leases

The Company leases office and warehouse space. Rent expense for the years ended December 31, 2013 and 2012, was $124,286 and $298,452, respectively. Minimum future lease payments under non-cancellable operating leases consist of the following:

Year ending December 31,	Amount

2014	$105,643
2015	90,225
Total	$195,868

Capital Leases

The Company leases certain office equipment under an agreement classified as a capital lease. The leased assets serve as security for the lease. The accumulated depreciation of such equipment at December 31, 2013 and 2012 totaled $11,318 and $6,468, respectively. The net book value of such equipment at December 31, 2013 and 2012 totaled $3,234 and $8,085, respectively.

The future commitments as of December 31, 2013 under this capital lease agreement are as follows:

Year ending December 31,	Principal	Interest	Total
2014	$3,951	$125	$4,076
	$3,951	$125	$4,076

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.